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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05769
Invesco Van Kampen High Income Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)     (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Van Kampen High Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-CE-HINC2-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments (a)
May 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—119.67%
Advertising—0.05%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$30,000	$30,075

Aerospace & Defense—1.13%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	30,000	30,675
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	295,000	324,500
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	65,000	66,950
7.13%, 03/15/21	110,000	114,675
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	140,000	150,500

		687,300

Airlines—4.21%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/03/11; Cost $375,283)(b)(c)	425,000	384,625
American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	269,796	264,401
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	468,943	475,391
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	93,838	102,723
Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16 (b)	85,000	85,638
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15 (b)	100,000	101,500
Delta Air Lines, Inc.,
Sec. Notes,
9.50%, 09/15/14(b)	428,000	451,540
12.25%, 03/15/15(b)	85,000	92,650
UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	93,509	98,359
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	189,306	205,870
US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	195,940	176,346
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/19	35,000	35,853
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	35,000	35,788
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	40,000	40,500

		2,551,184

Alternative Carriers—1.46%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	250,000	268,750
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	245,000	264,600
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	140,000	140,700
9.38%, 04/01/19	125,000	133,437
Sr. Unsec. Gtd. Notes, 8.63%, 07/15/20(b)	75,000	77,063

		884,550

Aluminum—1.00%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	605,000	603,866

Apparel Retail—1.77%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	275,000	298,375
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	315,000	325,434
J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	285,000	286,425
Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	45,000	45,619
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	110,000	118,250

		1,074,103

Apparel, Accessories & Luxury Goods—3.37%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	310,000	318,525
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—(continued)
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	$480,000	$466,800
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	770,000	808,500
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	460,000	452,237

		2,046,062

Auto Parts & Equipment—1.60%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	330,000	345,675
American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	80,000	85,200
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	295,000	316,387
Tenneco Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 12/15/20	95,000	101,650
7.75%, 08/15/18	110,000	118,800

		967,712

Automobile Manufacturers—1.50%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	200,000	200,500
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	535,000	700,850
Motors Liquidation Corp., Sr. Unsec. Notes, 8.38%, 07/15/33 (Acquired 06/25/10 — 02/24/11; Cost $15,590 (b)(c)(d)	795,000	6,600

		907,950

Biotechnology—0.26%
Grifols Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	70,000	74,725
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	80,000	85,400

		160,125

Broadcasting—0.60%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	155,000	161,975
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	215,000	205,056

		367,031

Building Products—5.60%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	205,000	161,950
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	250,000	220,625
Building Materials Corp. of America,
Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	170,000	181,475
Sr. Unsec. Notes, 6.88%, 08/15/18(b)	575,000	599,437
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	345,000	351,253
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	85,000	86,594
Nortek Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	485,000	475,300
10.00%, 12/01/18	140,000	148,400
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	160,000	155,200
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	145,000	145,363
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	215,000	218,225
USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	255,000	265,200
8.38%, 10/15/18(b)	30,000	31,500
Sr. Unsec. Notes, 9.75%, 01/15/18	345,000	353,625

		3,394,147

Cable & Satellite—3.66%
DISH DBS Corp.,
Sr. Unsec. Gtd. Notes,
4.63%, 07/15/17(b)	315,000	307,125
5.88%, 07/15/22(b)	155,000	151,125
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	120,000	124,200
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	70,000	72,800
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	880,000	880,000
7.50%, 04/01/21	125,000	125,625
Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	35,000	35,000
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes 7.50%, 03/15/19(b)	335,000	355,105
ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	165,000	165,825

		2,216,805

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Casinos & Gaming—7.71%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	$270,000	$281,475
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	260,000	205,400
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	295,000	244,850
Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	35,000	36,575
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	263,201	281,625
Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	130,000	135,200
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	105,000	106,575
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	870,000	898,275
Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	395,000	396,975
8.63%, 02/01/19(b)	50,000	53,000
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	350,000	385,875
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	245,000	251,125
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(e)	370,000	354,275
Sr. Sec. Notes, 9.13%, 02/01/15(b)	405,000	406,013
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	420,000	459,900
Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	185,000	179,450

		4,676,588

Coal & Consumable Fuels—0.55%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	90,000	90,450
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	180,000	178,875
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	70,000	66,150

		335,475

Commodity Chemicals—0.79%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	465,000	477,497

Communications Equipment—0.68%
Avaya Inc.,
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	345,000	312,225
Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	120,000	99,900

		412,125

Computer & Electronics Retail—0.42%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	240,000	252,000

Computer Storage & Peripherals—0.64%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	85,000	90,525
7.75%, 12/15/18	275,000	298,375

		388,900

Construction & Engineering—2.16%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	375,000	390,000
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	245,000	254,494
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	660,000	664,950

		1,309,444

Construction & Farm Machinery & Heavy Trucks—1.90%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	255,000	290,062
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	275,000	275,687
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	145,000	156,238
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	174,000	183,570
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	240,000	249,900

		1,155,457

Construction Materials—1.50%
Cemex Espana Luxembourg (Mexico), Sr. Sec. Gtd. Notes, 9.88%, 04/30/19(b)	171,000	142,030
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	360,000	331,319
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	440,000	434,500

		907,849

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Consumer Finance—3.76%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	$1,210,000	$1,337,050
8.00%, 03/15/20	80,000	90,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.88%, 08/02/21	400,000	454,500
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	360,000	398,700

		2,280,250

Data Processing & Outsourced Services—1.39%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	495,000	513,562
Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	30,000	29,100
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	120,000	120,600
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	105,000	107,100
7.63%, 11/15/20	70,000	72,100

		842,462

Department Stores—0.44%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	310,000	267,375

Distillers & Vintners—0.88%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	250,000	173,750
Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	334,087
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	25,000	26,563

		534,400

Diversified Banks—0.15%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f)	140,000	91,000

Diversified Metals & Mining—1.25%
FMG Resources Pty Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	260,000	254,934
7.00%, 11/01/15(b)	35,000	35,219
Sr. Unsec. Notes, 6.88%, 04/01/22(b)	190,000	183,473
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	240,000	153,658
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	140,000	133,743

		761,027

Electrical Components & Equipment—0.31%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	180,000	188,100

Electronic Manufacturing Services—0.47%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	290,000	282,750

Environmental & Facilities Services—0.22%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	130,000	133,575

Forest Products—0.36%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	250,000	208,125
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $30,000)(b)(c)	30,000	8,625

		216,750

Gas Utilities—0.77%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	275,000	247,500
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	205,000	216,788

		464,288

Health Care Equipment—0.51%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	35,000	28,263
10.88%, 11/15/14	220,000	223,300
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	85,000	60,987

		312,550

Health Care Facilities—3.43%
HCA, Inc.,
Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	150,000	150,000
7.88%, 02/15/20	640,000	705,600
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Health Care Facilities—(continued)
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	$270,000	$282,150
7.75%, 09/15/22	90,000	94,725
8.13%, 02/15/20	70,000	75,250
Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	225,000	218,250
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	135,000	128,250
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
8.00%, 08/01/20	60,000	60,450
9.25%, 02/01/15	330,000	367,950

		2,082,625

Health Care Services—0.62%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	165,000	157,988
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	220,000	221,100

		379,088

Health Care Technology—0.58%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	335,000	349,238

Homebuilding—2.66%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	310,000	285,975
8.13%, 06/15/16	210,000	192,675
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	420,000	373,800
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	265,000	279,575
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	95,000	96,662
Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	100,000	102,000
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	183,000	191,235
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	85,000	87,550

		1,609,472

Hotels, Resorts & Cruise Lines—0.09%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	50,000	53,875

Household Products—0.39%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	235,000	236,175

Housewares & Specialties—0.25%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	145,000	151,163

Independent Power Producers & Energy Traders—2.99%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	900,000	1,003,500
Calpine Corp.,
Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	270,000	283,500
Sr. Sec. Notes, 7.25%, 10/15/17(b)	265,000	280,900
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	150,000	149,625
Red Oak Power LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	93,556	98,935

		1,816,460

Industrial Machinery—1.23%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	95,000	97,613
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	255,000	273,487
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	26,375
Mcron Finance Sub. LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	30,000	30,375
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	290,000	317,550

		745,400

Industrial REIT’s—0.72%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	400,000	437,000

Integrated Telecommunication Services—0.06%
Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	195,000	188,175

Internet Software & Services—0.51%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	205,000	220,375
8.13%, 03/01/18	80,000	87,800

		308,175

Investment Banking & Brokerage—0.61%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	275,000	275,549
E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	90,000	91,800

		367,349

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Leisure Facilities—0.12%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	$70,000	$72,450

Leisure Products—0.58%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	350,000	350,875

Life Sciences Tools & Services—0.26%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	175,000	158,375

Marine—0.23%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	35,000	33,600
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	103,556

		137,156

Movies & Entertainment—1.78%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	455,000	491,969
Carmike Cinemas Inc., Sec. Gtd. Notes, 7.38%, 05/15/19(b)	100,000	103,500
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	445,000	487,275

		1,082,744

Multi-Line Insurance—2.71%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	75,000	78,000
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	135,000	132,047
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	260,000	269,100
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	599,000	590,015
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	435,000	573,924

		1,643,086

Multi-Sector Holdings—0.34%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	206,500

Office Services & Supplies—0.27%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	105,000	101,850
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	55,000	59,675

		161,525

Oil & Gas Drilling—0.05%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	30,000	31,125

Oil & Gas Equipment & Services—1.38%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	315,000	326,812
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	365,000	366,825
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	135,000	142,383

		836,020

Oil & Gas Exploration & Production—8.25%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	95,000	98,800
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	295,000	314,175
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	65,000	66,788
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	120,000	114,300
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	445,000	414,962
6.63%, 08/15/20	160,000	152,600
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	125,000	128,750
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	80,000	88,300
7.38%, 10/01/20	135,000	149,006
8.25%, 10/01/19	130,000	144,137
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	430,000	362,275
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	180,000	164,700
Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	35,000	35,525
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	530,000	554,844
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	210,000	223,650
OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22 (b)	200,000	192,083
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	205,000	198,182
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
6.13%, 06/15/19	$210,000	$204,750
7.63%, 06/01/18	235,000	248,219
8.63%, 10/15/19	45,000	49,050
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	150,000	147,750
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	45,000	43,369
5.75%, 06/01/21	305,000	315,675
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	90,000	90,000
SM Energy Co.,
Sr. Unsec. Global Notes,
6.50%, 11/15/21	50,000	52,000
6.63%, 02/15/19	135,000	141,075
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	140,000	146,825
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	165,000	159,637

		5,001,427

Oil & Gas Refining & Marketing—1.06%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	90,000	89,775
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	540,000	556,200

		645,975

Oil & Gas Storage & Transportation—4.52%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	195,000	208,162
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	230,000	217,350
6.13%, 07/15/22	25,000	23,938
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	545,000	561,350
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	290,000	313,925
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	180,000	181,800
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	140,000	144,200
6.50%, 08/15/21	115,000	119,312
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	155,000	111,600
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	205,000	216,019
Sabine Pass LNG, L.P., Sr. Sec. Gtd. Global Notes, 7.50%, 11/30/16	100,000	106,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	290,000	300,150
Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	65,000	65,163
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	170,000	174,675

		2,743,894

Packaged Foods & Meats—1.05%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	175,000	170,625
Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	270,000	276,075
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	200,000	189,000

		635,700

Paper Packaging—0.11%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	70,000	69,125

Paper Products—2.49%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	610,000	613,431
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	210,000	222,075
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	213,200
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	215,000	134,913
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	320,000	326,400

		1,510,019

Personal Products—0.55%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	305,000	330,925

Pharmaceuticals—1.08%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	145,000	156,600
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Pharmaceuticals—(continued)
Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	$45,000	$47,025
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	435,000	452,400

		656,025

Property & Casualty Insurance—0.28%
XL Group PLC (Ireland)-Series E, Jr. Sub. Global Pfd. Bonds, 6.50% (f)	220,000	169,950

Real Estate Services—0.38%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	229,513

Regional Banks—3.55%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	75,000	72,750
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	170,000	174,250
CIT Group Inc.,
Sec. Gtd. Notes, 7.00%, 05/02/17(b)	232,811	232,229
Sr. Unsec. Global Notes, 5.25%, 03/15/18	385,000	379,225
Sr. Unsec. Notes,
5.00%, 05/15/17	60,000	59,400
5.50%, 02/15/19(b)	100,000	98,000
Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	250,000	260,000
Unsec. Sub. Notes, 7.38%, 12/10/37	415,000	406,700
Synovus Financial Corp.,
Sr. Unsec. Global Notes, 7.88%, 02/15/19	155,000	163,137
Unsec. Sub. Global Notes, 5.13%, 06/15/17	330,000	305,250

		2,150,941

Research & Consulting Services—0.43%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	250,000	263,750

Semiconductor Equipment—1.24%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	130,000	123,500
7.38%, 05/01/18	250,000	251,875
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	365,000	375,950

		751,325

Semiconductors—1.03%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	361,000	381,757
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	225,000	213,750
10.75%, 08/01/20	30,000	32,250

		627,757

Specialized Consumer Services—0.33%
Carlson Wagonlit B.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.88%, 06/15/19(b)	200,000	200,000

Specialized Finance—3.95%
Aircastle Ltd.,
Sr. Unsec. Notes,
6.75%, 04/15/17(b)	450,000	449,438
7.63%, 04/15/20(b)	65,000	65,650
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	120,000	129,225
7.13%, 09/01/18(b)	175,000	193,758
Sr. Unsec. Global Notes,
5.75%, 05/15/16	55,000	55,083
6.25%, 05/15/19	90,000	90,197
8.75%, 03/15/17	1,057,000	1,172,609
Sr. Unsec. Medium-Term Notes, 5.63%, 09/20/13	115,000	117,012
Sr. Unsec. Notes, 8.25%, 12/15/20	115,000	128,584

		2,401,556

Specialized REIT’s—1.14%
Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	205,000	220,119
Sr. Unsec. Notes, 5.25%, 03/15/22(b)	160,000	160,200
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	140,000	144,200
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	155,000	164,106

		688,625

Specialty Chemicals—1.05%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	270,000	278,100
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	340,000	360,400

		638,500

Specialty Stores—0.47%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	270,000	282,150

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

		Principal
		Amount	Value

Steel—0.38%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22		$90,000	$89,416
United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/22		60,000	58,275
Sr. Unsec. Notes, 7.00%, 02/01/18		85,000	84,362

			232,053

Systems Software—0.81%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $605,475)(b)		600,000	489,000

Technology Distributors—0.07%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19		40,000	40,900

Tires & Rubber—0.78%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		240,000	259,200
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22		215,000	211,775

			470,975

Trading Companies & Distributors—3.75%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19		420,000	432,600
9.75%, 03/15/20		75,000	82,313
Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)		60,000	62,100
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		560,000	576,800
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19		230,000	236,900
7.38%, 01/15/21		340,000	358,700
7.50%, 10/15/18		175,000	182,875
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		115,000	118,450
UR Merger Sub Corp.,
Sec. Gtd. Notes, 5.75%, 07/15/18(b)		25,000	25,438
Sr. Unsec. Global Notes, 8.25%, 02/01/21		105,000	111,825
Sr. Unsec. Gtd. Notes, 7.63%, 04/15/22(b)		85,000	87,337

			2,275,338

Wireless Telecommunication Services—5.74%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes,
12.00%, 12/01/15(b)		465,000	406,875
14.75%, 12/01/16(b)		50,000	48,500
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		440,000	404,800
Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		100,000	99,000
Digicel Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		355,000	365,650
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		335,000	326,625
7.88%, 09/01/18		235,000	238,672
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		275,000	240,625
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)		255,000	258,825
9.00%, 11/15/18(b)		200,000	217,000
Sr. Unsec. Notes,
8.38%, 08/15/17		30,000	28,950
11.50%, 11/15/21(b)		75,000	79,500
VimpelCom (Russia),
Unsec. Notes,
6.49%, 02/02/16(b)		200,000	194,400
7.75%, 02/02/21(b)		200,000	187,560
Wind Acquisition Finance S.A. (Italy),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		200,000	173,000
11.75%, 07/15/17(b)		250,000	213,750

			3,483,732

Total U.S. Dollar Denominated Bonds and Notes (Cost $72,023,496)			72,573,978

Non-U.S. Dollar Denominated Bonds & Notes—8.24% (g)
Canada—0.40%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	235,000	244,957

Czech Republic—0.46%
Central European Media Enterprises Ltd.-REGS, Sr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	115,000	148,368
CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	100,000	129,324

			277,692

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

		Principal
		Amount	Value

France—0.47%
Europcar Groupe S.A.-REGS, Sr. Sec. Gtd. Floating Rate Euro Bonds, 4.19%, 05/15/13(b)(e)	EUR	230,000	$283,603

Italy—0.31%
Lottomatica S.p.A-REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	135,000	137,504
Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	50,000	51,390

			188,894

Luxembourg—2.35%
Ardagh Packaging Finance PLC, Sr. Sec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	405,000	498,138
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	200,000	214,820
ConvaTec Healthcare S.A.,
Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	126,547
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	100,000	121,300
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	270,000	350,009
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	113,583

			1,424,397

Netherlands—0.41%
Carlson Wagonlit B.V.-REGS, Sr. Sec. Gtd. Floating Rate Euro Notes, 6.47%, 05/01/15(b)(e)	EUR	200,000	247,661

Poland—0.77%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	85,000	73,249
Eileme 2 AB, Sr. Gtd. Sub. Notes, 11.75%, 01/31/20(b)	EUR	180,000	218,895
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	140,000	177,165

			469,309

Spain—0.97%
Cirsa Funding Luxembourg S.A.,
Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	130,000	130,003
REGS,
Sr. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	200,000	200,005
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	240,000	260,748

			590,756

United Kingdom—1.69%
Boparan Finance PLC -REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18 (b)	EUR	290,000	366,985
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	180,000	201,672
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Floating Rate Notes, 5.72%, 08/01/18(b)(e)	EUR	100,000	118,521
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	275,000	335,271

			1,022,449

United States—0.41%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	123,460
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	124,077

			247,537

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,648,131)			4,997,255

	Shares

Preferred Stocks—2.54%
Diversified Banks—0.71%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	410	351,575
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	4,240	79,839

		431,414

Industrial REIT’s—0.12%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	2,930	75,008

Multi-Line Insurance—0.41%
Hartford Financial Services Group Inc. 7.88% Jr. Sub. Pfd.(e)	9,450	246,291

Regional Banks—1.30%
Zions Bancorp., Series C, 9.50% Pfd.	30,600	789,480

Total Preferred Stocks (Cost $1,203,677)		1,542,193

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Shares	Value

Common Stocks & Other Equity Interests—0.22%
Apparel, Accessories & Luxury Goods—0.00%
Hosiery Corp. of America, Inc. Class A (h)	1,000	$0

Automobile Manufacturers—0.22%
General Motors Co. (d)(h)	3,230	71,706
General Motors Co. Wts. expiring 07/10/16(d)(h)	2,936	39,049
General Motors Co. Wts. expiring 07/10/19(d)(h)	2,936	25,279

		136,034

Total Common Stocks & Other Equity Interests (Cost $262,246)		136,034

Money Market Funds—0.43%
Liquid Assets Portfolio — Institutional Class (i)	130,659	130,659
Premier Portfolio — Institutional Class (i)	130,659	130,659

Total Money Market Funds (Cost $261,318)		261,318

TOTAL INVESTMENTS—131.10% (Cost $79,398,868)		79,510,778

OTHER ASSETS LESS LIABILITIES—6.25%		3,786,794

BORROWINGS—(37.35)%		(22,650,000)

NET ASSETS—100.00%		$60,647,572

Investment Abbreviations:

CAD	—	Canadian Dollar
Ctfs.	—	Certificates
Deb.	—	Debentures
EUR	—	Euro
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
PIK	—	Payment in Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Wts.	—	Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $26,660,944, which represented 43.96% of the Trust’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $399,850, which represented less than 1% of the Trust’s Net Assets.

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Perpetual bond with no specified maturity date.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Non-income producing security.

(i)	The money market fund and the Trust are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen High Income Trust II

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen High Income Trust II

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,341,679	$597,866	$0	$1,939,545

Corporate Debt Securities	—	72,567,378	6,600	72,573,978

Foreign Debt Securities	—	4,997,255	—	4,997,255

	1,341,679	78,162,499	6,600	79,510,778

Foreign Currency Contracts*	—	267,166	—	267,166

Total Investments	$1,341,679	$78,429,665	$6,600	$79,777,944

*	Unrealized appreciation
NOTE 3 — Derivative Investments
Foreign Currency Contracts at Period-End

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/12	RBC Capital Markets Corp.	EUR	3,796,000	USD	4,956,057	$4,688,891	$267,166

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/16/12	RBC Capital Markets Corp.	EUR	165,000	USD	215,424	$210,726	$5,298

05/24/12	RBC Capital Markets Corp.	EUR	143,000	USD	186,701	180,197	6,504

Total closed foreign currency contracts							$11,802

Total foreign currency contracts							$278,968

Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar
Invesco Van Kampen High Income Trust II

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $10,640,949 and $12,826,424, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,293,849

Aggregate unrealized (depreciation) of investment securities	(2,385,053)

Net unrealized appreciation (depreciation) of investment securities	$(91,204)

Cost of investments for tax purposes is $79,601,982.
NOTE 5 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which Invesco High Yield Investments Fund, Inc. (the “Target Trust”) would merge with and into the Trust in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities on the Target Trust will become assets and liabilities of the Trust and the Target Trust’s shareholders will become shareholders of the Trust. The Redomestication and Merger are subject to shareholder approval.
Invesco Van Kampen High Income Trust II

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen High Income Trust II

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.